Document and Entity Information	Jul. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2025
Entity File Number	001-42687
Entity Registrant Name	XCF GLOBAL, INC.
Entity Central Index Key	0002019793
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-4582264
Entity Address, Address Line One	2500 CityWest Blvd, Suite 150-138
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	346
Local Phone Number	630-4724
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SAFX
Security Exchange Name	NASDAQ